Offerings	Jan. 13, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.